INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of the status of unvested stock awards
A summary of the status of unvested stock awards granted as discretionary annual incentive or sign-on and long-term retention awards is presented below:

Unvested stock awards	Shares	Weighted- average grant date fair value per share
Unvested at January 1, 2016	41,860,291	$45.73
Granted(1)	23,355,805	37.35
Canceled	(1,522,125)	43.76
Vested(2)	(21,021,795)	41.63
Unvested at December 31, 2016	42,672,176	$43.24

(1)	The weighted-average fair value of the shares granted during 2015 and 2014 was $50.33 and $49.65, respectively.

(2)	The weighted-average fair value of the shares vesting during 2016 was approximately $40.08 per share.
A summary of the performance share unit activity for 2016 is presented below:

Performance Share Units	Units	Weighted- average grant date fair value per unit
Outstanding, beginning of period	1,357,257	$45.45
Granted(1)	772,653	27.03
Canceled	(91,597)	42.26
Payments	(193,753)	42.26
Outstanding, end of period	1,844,560	$38.22

(1) The weighted-average grant date fair value per unit awarded in 2015 and 2014 was $44.07 and $48.34, respectively.

Schedule of assumptions used
Other significant assumptions for the awards are as follows:

Valuation Assumptions	2016	2015	2014
Expected volatility	24.37%	27.13%	39.12%
Expected dividend yield	0.40%	0.08%	0.08%
Certain assumptions used in determining pension and postretirement benefit obligations and net benefit expense for the Company’s plans are shown in the following table:

At year end	2016	2015
Discount rate
U.S. plans
Qualified pension	4.10%	4.40%
Nonqualified pension	4.00	4.35
Postretirement	3.90	4.20
Non-U.S. pension plans
Range	0.25 to 72.50	0.25 to 42.00
Weighted average	4.40	4.76
Non-U.S. postretirement plans
Range	1.75 to 11.05	2.00 to 13.20
Weighted average	8.27	7.90
Future compensation increase rate(1)
Non-U.S. pension plans
Range	1.25 to 70.00	1.00 to 40.00
Weighted average	3.21	3.24
Expected return on assets
U.S. plans	6.80	7.00
Non-U.S. pension plans
Range	1.00 to 11.50	1.60 to 11.50
Weighted average	4.55	4.95
Non-U.S. postretirement plans
Range	8.00 to 10.30	8.00 to 10.70
Weighted average	8.02	8.01

(1)	Not material for U.S. plans

During the year	2016	2015	2014
Discount rate
U.S. plans
Qualified pension	4.40%/3.95%/ 3.65%/3.55%	4.00%/3.85%/ 4.45%/4.35%	4.75%/4.55%/ 4.25%/4.25%
Nonqualified pension	4.35/3.90/ 3.55/3.45	3.90/3.70/ 4.30/4.25	4.75
Postretirement	4.20/3.75/ 3.40/3.30	3.80/3.65/ 4.20/4.10	4.35/4.15/ 3.95/4.00
Non-U.S. pension plans(1)
Range	0.25 to 42.00	1.00 to 32.50	1.60 to 29.25
Weighted average	4.76	4.74	5.60
Non-U.S. postretirement plans(1)
Range	2.00 to 13.20	2.25 to 12.00	3.50 to 11.90
Weighted average	7.90	7.50	8.65
Future compensation increase rate (2)
Non-U.S. pension plans(1)
Range	1.00 to 40.00	0.75 to 30.00	1.00 to 26.00
Weighted average	3.24	3.27	3.40
Expected return on assets
U.S. plans	7.00	7.00	7.00
Non-U.S. pension plans(1)
Range	1.60 to 11.50	1.30 to 11.50	1.20 to 11.50
Weighted average	4.95	5.08	5.68
Non-U.S. postretirement plans(1)
Range	8.00 to 10.70	8.50 to 10.40	8.50 to 8.90
Weighted average	8.01	8.51	8.50

(1) Reflects rates utilized to determine the first quarter expense for Significant non-U.S. pension and postretirement plans.

(2)	Not material for U.S. plans
The following table summarizes certain assumptions used in determining the post employment benefit obligations and net benefit expense for the Company’s U.S. post employment plans.

	2016	2015
Discount rate	3.40%	3.70%
Health care cost increase rate
Following year	6.50%	7.00%
Ultimate rate to which cost increase is assumed to decline	5.00	5.00
Year in which the ultimate rate is reached	2023	2020
Citigroup’s pension and postretirement plans’ asset allocations for the U.S. plans and the target allocations by asset category based on asset fair values, are as follows:

	Target asset allocation	U.S. pension assets at December 31,		U.S. postretirement assets at December 31,
Asset category(1)	2017	2016	2015	2016	2015
Equity securities(2)	0–30%	18%	19%	18%	19%
Debt securities	20–72	47	46	47	46
Real estate	0–10	5	4	5	4
Private equity	0–12	4	6	4	6
Other investments	12–29	26	25	26	25
Total		100%	100%	100%	100%

(1)
Asset allocations for the U.S. plans are set by investment strategy, not by investment product. For example, private equities with an underlying investment in real estate are classified in the real estate asset category, not private equity.

(2)	Equity securities in the U.S. pension and postretirement plans do not include any Citigroup common stock at the end of 2016 and 2015.
Citigroup’s pension and postretirement plans’ weighted-average asset allocations for the non-U.S. plans and the actual ranges, and the weighted-average target allocations by asset category based on asset fair values, are as follows:

	Non-U.S. pension plans
	Target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category(1)	2017	2016	2015	2016	2015
Equity securities	0–63%	0–69%	0–68%	14%	16%
Debt securities	0–100	0–100	0–100	79	77
Real estate	0–18	0–18	0–18	1	1
Other investments	0–100	0–100	0–100	6	6
Total				100%	100%

(1)	Similar to the U.S. plans, asset allocations for certain non-U.S. plans are set by investment strategy, not by investment product.

	Non-U.S. postretirement plans
	Target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category(1)	2017	2016	2015	2016	2015
Equity securities	0–39%	0–38%	0–41%	38%	41%
Debt securities	57–100	57–100	56–100	58	56
Other investments	0–3	0–4	0–3	4	3
Total				100%	100%

(1)	Similar to the U.S. plans, asset allocations for certain non-U.S. plans are set by investment strategy, not by investment product.

Information with respect to stock option activity under stock option awards
Information with respect to stock option activity under Citigroup’s stock option programs is shown below:

	2016			2015			2014
	Options	Weighted- average exercise price	Intrinsic value per share	Options	Weighted- average exercise price	Intrinsic value per share	Options	Weighted- average exercise price	Intrinsic value per share
Outstanding, beginning of period	6,656,588	$67.92	$—	26,514,119	$48.00	$6.11	31,508,106	$50.72	$1.39
Canceled	(25,334)	40.80	—	(7,901)	40.80	—	(28,257)	40.80	—
Expired	(2,613,909)	48.80	—	(1,646,581)	40.85	—	(602,093)	242.43	—
Exercised	(2,489,949)	49.10	6.60	(18,203,048)	41.39	13.03	(4,363,637)	40.82	11.37
Outstanding, end of period	1,527,396	$131.78	$—	6,656,588	$67.92	$—	26,514,119	$48.00	$6.11
Exercisable, end of period	1,527,396			6,656,588			26,514,119

Summary of information about stock options outstanding under stock option programs
The following table summarizes information about stock options outstanding under Citigroup’s stock option programs at December 31, 2016:

		Options outstanding		Options exercisable
Range of exercise prices	Number outstanding	Weighted-average contractual life remaining	Weighted-average exercise price	Number exercisable	Weighted-average exercise price
$39.00—$99.99	700,892	3.0 years	$43.45	700,892	$43.45
$100.00—$199.99	502,416	2.0 years	147.13	502,416	147.13
$200.00—$299.99	124,088	1.1 years	240.28	124,088	240.28
$300.00—$399.99	200,000	1.1 years	335.50	200,000	335.50
Total at December 31, 2016	1,527,396	2.2 years	$131.78	1,527,396	$131.78

Components of compensation expense relating to stock-basked compensation programs and deferred cash award programs
The following table shows components of compensation expense, relating to certain of the above incentive compensation programs:

In millions of dollars	2016	2015	2014
Charges for estimated awards to retirement-eligible employees	$555	$541	$525
Amortization of deferred cash awards, deferred cash stock units and performance stock units	336	325	311
Immediately vested stock award expense(1)	73	61	51
Amortization of restricted and deferred stock awards(2)	509	461	668
Option expense	—	—	1
Other variable incentive compensation	710	773	803
Profit sharing plan	—	—	1
Total	$2,183	$2,161	$2,360

(1)
Represents expense for immediately vested stock awards that generally were stock payments in lieu of cash compensation. The expense is generally accrued as cash incentive compensation in the year prior to grant.

(2)	All periods include amortization expense for all unvested awards to non-retirement-eligible employees. Amortization is recognized net of estimated forfeitures of awards.

Schedule of unrecognized compensation cost and future estimated expense on awards in next fiscal year
The portion of these awards that is subject to variable accounting will cause the expense amount to fluctuate with changes in Citigroup’s common stock price. Citi's expected future expenses, excluding the impact of forfeitures, cancelations, clawbacks and repositioning-related accelerations that have not yet occurred, are summarized in the table below:

In millions of dollars	2017	2018	2019	2020 and beyond(1)	Total
Awards granted in 2016 and prior:
Deferred stock awards	$304	$177	$76	$5	$562
Deferred cash awards	182	96	36	3	317
Future expense related to awards already granted	$486	$273	$112	$8	$879
Future expense related to awards granted in 2017(2)	242	181	145	101	669
Total	$728	$454	$257	$109	$1,548

(1)	Principally 2020.

(2)	Refers to awards granted on or about February 16, 2017, as part of Citi's discretionary annual incentive awards for services performed in 2016.